Average Annual Total Returns		12 Months Ended	43 Months Ended
	Oct. 28, 2025	Dec. 31, 2024	Dec. 31, 2024 [1]
Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		7.57%	1.40%
Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.13%	0.94%
Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.62%	0.90%
Class T
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		7.57%	1.40%
Class NT
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		7.57%	1.40%
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		3.63%	7.32%
Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		5.54%	10.19%
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		7.57%	11.28%
Performance Inception Date	May 24, 2021
Class I | Blended Benchmark Index (50% Bloomberg U.S. Aggregate Bond Index/ 50% S&P 500 Total Return Index) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.65%	5.05%
Class I | Bloomberg U.S. Aggregate Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(1.70%)
Class I | S&P 500 Total Return Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	11.79%

[1]	The DGI Balanced Fund Class A, C, and I shares commenced operations on December 6, 2023.